Matthews Pacific Tiger Fund Annual Fund Operating Expenses - Matthews Pacific Tiger Fund	Dec. 31, 2025
Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.22%
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.10%